Risk management - Foreborne assets, funding type - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 19,816	€ 19,816
Percentage of gross carrying amount of portfolio	2.50%	2.50%
Financial Assets, Carrying Value	€ 951,934	€ 916,942
Funding type	100.00%	100.00%
Unweighted ECL for all collective provisioned clients in upside scenario	€ 2,126
Unweighted ECL for all collective provisioned clients in baseline scenario	2,294
Unweighted ECL for all collective provisioned clients in down scenario	2,964
Reportable Collective Provisions	€ 2,394
Anticipated global output expected growth year one	4.10%
Anticipated global output expected growth year two	3.00%
Global output percent	5.70%
Overlay, due to time lags	€ 394	€ 394
Total ECL collective-assessment for performing assets	€ 1,003	€ 1,678
Global GDP increase	5.70%
Global GDP rate assumed	5.00%
Global GDP rate increase year two	4.10%
Global GDP rate increase assumed year two	3.80%
Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 19,800
Netherlands [member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease)of forborne assets, percentage	42.00%	46.00%
United Kingdom [Member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of forborne assets	14.00%	17.00%
Belgium [member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease)of forborne assets, percentage	33.00%	28.00%
Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Anticipated global output expected growth year one	3.80%
Anticipated global output expected growth year two	3.00%
Anticipated global output expected growth year three	3.00%
USA [member]
Disclosure Of Credit Risk Exposure [Table]
Anticipated global output expected growth year one	5.60%
Anticipated global output expected growth year two	4.00%
Anticipated global output expected growth year three	2.50%
Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Anticipated global output expected growth year one	4.90%
Anticipated global output expected growth year two	4.20%
Anticipated global output expected growth year three	3.50%
Expected global growth percent	5.20%
Turkey [member]
Disclosure Of Credit Risk Exposure [Table]
Anticipated global output expected growth year one	3.50%
Anticipated global output expected growth year two	3.50%
Anticipated global output expected growth year three	3.50%
Expected global growth percent	9.30%
China [member]
Disclosure Of Credit Risk Exposure [Table]
Expected global growth percent	8.00%
12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Table]
Hypothetical collective-assessment ECLs	€ 634	€ 1,242
Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Table]
Hypothetical collective-assessment ECLs	2,232	3,552
Financial Assets Past Due But Not Impaired [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	12,021	13,497
Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	2,212	2,799
Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	3,255	3,710
Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	966	905
Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	768	862
Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	13,793	14,190
Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 6,022	€ 5,626
Non-performing [member] | Netherlands [member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease)of forborne assets, percentage	26.00%	29.00%
Minimum [member] | China [member]
Disclosure Of Credit Risk Exposure [Table]
Anticipated global output expected growth year one	5.00%
Anticipated global output expected growth year two	5.00%
Anticipated global output expected growth year three	5.00%
Maximum [member] | China [member]
Disclosure Of Credit Risk Exposure [Table]
Anticipated global output expected growth year one	5.50%
Anticipated global output expected growth year two	5.50%
Anticipated global output expected growth year three	5.50%
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 9,798	€ 10,176
Percentage of gross carrying amount of portfolio	3.10%	3.20%
Wholesale Banking [Member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (Decrease) Of Forborne Assets	€ (378)
Forborne assets	€ 9,800
Percentage of forborne assets	3.10%
Wholesale Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 1,012	€ 842
Wholesale Banking [Member] | United Kingdom [Member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of forborne assets	18.00%	6.00%
Wholesale Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 329	€ 255
Wholesale Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	568	365
Wholesale Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	181	199
Wholesale Banking [Member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,665	529
Wholesale Banking [Member] | Real estate [member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (Decrease) Of Forborne Assets	1,100
Wholesale Banking [Member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,336	1,453
Wholesale Banking [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	2,047	2,370
Wholesale Banking [Member] | Natural resources [Member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (Decrease) Of Forborne Assets	(300)
Wholesale Banking [Member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	793	750
Wholesale Banking [Member] | Food Beverages & Personal Care- and Transportation & Logistics [Member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (Decrease) Of Forborne Assets	(300)
Wholesale Banking [Member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	366	€ 661
Wholesale Banking [Member] | General Industries [Member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (Decrease) Of Forborne Assets	(300)
Wholesale Banking [Member] | Builders & Contractors [member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (Decrease) Of Forborne Assets	(300)
Wholesale Banking [Member] | Natural Resources, Real Estate, Transportation & Logistics and Food Beverages & Personal Care [Member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of forborne assets		52.00%
Wholesale Banking [Member] | Financial Assets Past Due But Not Impaired [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value	3,833	€ 4,386
Wholesale Banking [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	7,455	7,849
Wholesale Banking [Member] | Performing [member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (Decrease) Of Forborne Assets	€ (394)
Increase (decrease)of forborne assets, percentage	64.00%
Wholesale Banking [Member] | Performing [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 811	700
Wholesale Banking [Member] | Performing [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	321	175
Wholesale Banking [Member] | Performing [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	416	251
Wholesale Banking [Member] | Performing [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	160	101
Wholesale Banking [Member] | Performing [member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,570	365
Wholesale Banking [Member] | Performing [member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,061	1,253
Wholesale Banking [Member] | Performing [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,177	1,397
Wholesale Banking [Member] | Performing [member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	687	643
Wholesale Banking [Member] | Performing [member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	321	605
Wholesale Banking [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 2,343	2,327
Wholesale Banking [Member] | Non-performing [member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease)of forborne assets, percentage	72.00%
Wholesale Banking [Member] | Non-performing [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 201	142
Wholesale Banking [Member] | Non-performing [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	8	81
Wholesale Banking [Member] | Non-performing [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	152	113
Wholesale Banking [Member] | Non-performing [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	21	98
Wholesale Banking [Member] | Non-performing [member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	95	165
Wholesale Banking [Member] | Non-performing [member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	274	201
Wholesale Banking [Member] | Non-performing [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	870	973
Wholesale Banking [Member] | Non-performing [member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	106	106
Wholesale Banking [Member] | Non-performing [member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	45	55
Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 10,018	€ 9,640
Percentage of forborne assets	2.10%
Percentage of gross carrying amount of portfolio	2.10%	2.00%
Retail Banking [Member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (Decrease) Of Forborne Assets	€ 400
Retail Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	4,171	€ 4,415
Retail Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	3,319	2,672
Retail Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,045	1,041
Retail Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	450	349
Retail Banking [Member] | Turkey [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	146	307
Retail Banking [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	6,339	6,341
Retail Banking [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	3,679	3,299
Retail Banking [Member] | Non-performing exposure [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	3,679	3,299
Retail Banking [Member] | Non-performing exposure [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	947	968
Retail Banking [Member] | Non-performing exposure [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,284	1,051
Retail Banking [Member] | Non-performing exposure [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	705	643
Retail Banking [Member] | Non-performing exposure [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	298	237
Retail Banking [Member] | Non-performing exposure [member] | Turkey [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 49	89
Corporate Line [member] | Financial Assets Past Due But Not Impaired [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial Assets, Carrying Value		€ 295
Loans to consumers [member] | Lifetime expected credit losses [member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of gross carrying amount of portfolio	9.00%
Increase (decrease) in financial assets	€ 1,700
Loans to consumers [member] | Lifetime expected credit losses [member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of gross carrying amount of portfolio	10.00%
Increase (decrease) in financial assets	€ 1,000
Loans to consumers [member] | Lifetime expected credit losses [member] | Food, Beverages & Personal Car Industry [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of gross carrying amount of portfolio	8.00%
Increase (decrease) in financial assets	€ 1,300
Loans to consumers [member] | Lifetime expected credit losses [member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of gross carrying amount of portfolio	8.00%
Increase (decrease) in financial assets	€ 2,200